[PHOTO OF LIGHTHOUSE IN BACKGROUND]
                                  [FMB LOGO]
                                FMB FUNDS, INC.
                            -------------------------
                                   SEMI-ANNUAL
                                     REPORT
                            -------------------------

                              FMB MONEY MARKET FUND


                                FMB INTERMEDIATE
                             GOVERNMENT INCOME FUND


                                  FMB MICHIGAN
                               TAX-FREE BOND FUND


                                 FMB DIVERSIFIED
                                   EQUITY FUND





                                  MAY 31, 1997

--------------------------------------------------------------------------------
The FMB Funds, Inc.:
[BULLET] are not deposits, other obligations of, or guaranteed by First
         Michigan Bank Corporation or any of its affiliates;
[BULLET] are not insured by the Federal Deposit Insurance Corporation (FDIC)
         or any other agency;
[BULLET] involve investment risks, including the possible loss of the principal amount invested.

SEI Investments Distribution Co., the distributor of FMB Funds, Inc., is not affiliated with First Michigan Bank Corporation. FMB-Trust, a subsidiary of First Michigan Bank Corporation, serves as investment adviser for FMB Funds, Inc.
--------------------------------------------------------------------------------

[PHOTO OF LIGHTHOUSE IN BACKGROUND]

------------------------------------------------------------

                      TABLE OF CONTENTS


     FMB MONEY MARKET FUND ...................... 2

     FMB INTERMEDIATE GOVERNMENT
        INCOME FUND ............................. 4

     FMB MICHIGAN TAX-FREE
        BOND FUND ............................... 7

     FMB DIVERSIFIED EQUITY
        FUND ....................................12

     STATEMENT OF OPERATIONS ....................15

     STATEMENT OF CHANGES IN NET ASSETS .........16

     FINANCIAL HIGHLIGHTS .......................18

     NOTES TO FINANCIAL STATEMENTS ..............22


                          [FMB LOGO]
                        FMB FUNDS, INC.
------------------------------------------------------------

MAY 31, 1997

STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================
FMB MONEY MARKET FUND
[PIE CHART]
U.S. TREASURY OBLIGATIONS            5%
U.S. GOVERNMENT AGENCY OBLIGATIONS  12%
CERTIFICATES OF DEPOSIT              4%
COMMERCIAL PAPER                    69%
CASH EQUIVALENTS                    10%

% of Total Portfolio Investments (Unaudited)
------------------------------------------------------
                                      Par       Value
                                     (000)      (000)
------------------------------------------------------
   COMMERCIAL PAPER -- 66.8%
------------------------------------------------------
   BANKS -- 8.8%
   Beneficial
     5.530%, 06/16/97               $7,500      $7,483
   Norwest
     5.540%, 06/10/97                8,000       7,989
                                              --------
                                                15,472
                                              --------
   FINANCIAL SERVICES -- 22.3%
   Ciesco
     5.530%, 06/16/97                7,700       7,682
   Cit Group Holdings
     5.540%, 06/24/97                7,700       7,673
   Commercial Credit
     5.550%, 07/07/97                7,800       7,757
   Merrill Lynch
     5.590%, 06/30/97                8,000       7,964
   Prudential Funding
     5.550%, 06/06/97                8,200       8,194
                                              --------
                                                39,270
                                              --------
------------------------------------------------------
                                      Par       Value
                                     (000)      (000)
------------------------------------------------------
   INDUSTRIAL -- 35.7%
   Cargill
     5.510%, 06/02/97               $8,000      $7,999
   Deere
     5.540%, 06/20/97                7,800       7,777
   E.I. du Pont de Nemours
     5.520%, 07/10/97                7,500       7,455
   Ford Motor Credit
     5.600%, 07/02/97                8,000       7,961
   General Electric Capital
     5.550%, 07/09/97                8,000       7,953
   John Deere Capital
     5.540%, 06/09/97                8,400       8,390
   Lucent Technologies
     5.530%, 08/05/97                8,000       7,920
   Philip Morris
     5.530%, 06/18/97                7,500       7,480
                                              --------
                                                62,935
                                              --------
       Total Commercial Paper
       (Cost $117,677)                         117,677
                                              --------
   U.S. TREASURY OBLIGATION -- 4.5%
------------------------------------------------------
   U.S. Treasury Bill (B)
     5.160%, 10/16/97                8,000       7,843
                                              --------
       Total U.S. Treasury Obligation
       (Cost $7,843)                             7,843
                                              --------
   U.S. GOVERNMENT AGENCY
   OBLIGATIONS -- 11.9%
------------------------------------------------------
   FNMA (A)
     5.360%, 08/22/97               10,000       9,999
   FNMA MTN
     5.710%, 03/18/98                6,000       5,994
   SLMA (A)
     5.360%, 06/12/97                5,000       5,000
                                              --------
       Total U.S. Government Agency Obligations
       (Cost $20,993)                           20,993
                                              --------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
2

                                                                      [FMB LOGO]
                                                                 FMB Funds, Inc.
================================================================================
FMB MONEY MARKET FUND (CONCLUDED)
------------------------------------------------------
                                      Par       Value
                                     (000)      (000)
------------------------------------------------------
   CERTIFICATE OF DEPOSIT -- 4.3%
------------------------------------------------------
   First Tennessee Bank
     5.690%, 07/17/97               $7,500      $7,500
                                              --------
       Total Certificate of Deposit
       (Cost $7,500)                             7,500
                                              --------
   REPURCHASE AGREEMENT -- 9.2%
------------------------------------------------------
   First Union
     5.53%, dated 05/30/97,
     matures 06/02/97, repurchase
     price $16,254,487 (collateralized
     by U.S. Treasury Note, par
     value $16,090,000, 7.25%,
     matures 02/15/98, market
     value $16,578,492)             16,247      16,247
                                              --------
       Total Repurchase Agreement
       (Cost $16,247)                           16,247
                                              --------
       Total Investments -- 96.7%
       (Cost $170,260)                         170,260
                                              --------
   OTHER ASSETS AND LIABILITIES -- 3.3%
------------------------------------------------------
   Total Other Assets and Liabilities, Net       5,887
                                              --------

------------------------------------------------------
                                                Value
                                                (000)
------------------------------------------------------
   NET ASSETS:
------------------------------------------------------
   Portfolio Shares of Institutional
     Class ($.001 par value -- 10 billion
     authorized for the company) based on
     160,552,531
     outstanding shares                       $160,552
   Portfolio Shares of Consumer Service
     Class ($.001 par value -- 10 billion
     authorized for the company) based on
     15,592,649
     outstanding shares                         15,593
   Undistributed Net Investment Income              89
   Accumulated Net Realized Loss
     on Investments                                (87)
                                              --------
   Total Net Assets -- 100.0%                 $176,147
                                              ========
   Net Asset Value, Offering and
     Redemption Price Per Share --
     Institutional Class                         $1.00
                                              ========
   Net Asset Value, Offering and
     Redemption Price Per Share --
     Consumer Service Class                      $1.00
                                              ========

(A)  VARIABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT
     OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 1997. THE DATE SHOWN IS THE RESET DATE.
(B) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE SECURITY'S EFFECTIVE YIELD.
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SLMA -- STUDENT LOAN MORTGAGE ASSOCIATION
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
3

MAY 31, 1997

STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================
FMB INTERMEDIATE GOVERNMENT INCOME FUND
[PIE CHART]
U.S. TREASURY OBLIGATIONS                 42%
U.S. GOVERNMENT AGENCY OBLIGATIONS        38%
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS   18%
CASH EQUIVALENTS                           2%

% of Total Portfolio Investments (Unaudited)
------------------------------------------------------
                                               Market
                                      Par       Value
                                     (000)      (000)
------------------------------------------------------
   U.S. AGENCY MORTGAGE-BACKED
   OBLIGATIONS -- 18.0%
------------------------------------------------------
   FHLB
     8.000%, 01/01/13               $1,192      $1,215
   FHLMC
     9.000%, 10/01/97                   99         101
     9.000%, 12/01/01                  134         139
     7.000%, 11/15/05                  464         466
     7.500%, 11/15/17                1,000       1,012
     7.150%, 07/15/18                2,000       2,003
     6.250%, 01/15/19                4,060       3,908
   FHLMC REMIC
     8.250%, 11/15/20                  237         239
   FNMA
     9.500%, 10/01/97                  118         121
     9.000%, 11/01/97                   29          29
     9.500%, 11/01/97                  112         115
     8.000%, 07/01/98                  138         141
------------------------------------------------------
                                               Market
                                      Par       Value
                                     (000)      (000)
------------------------------------------------------
     8.500%, 10/01/98                  $31         $32
     8.500%, 11/01/98                   67          69
     7.338%, 01/15/99                1,000       1,009
     7.750%, 10/25/00                  847         848
     7.500%, 07/25/02                1,232       1,247
     7.500%, 12/25/05                1,318       1,332
     7.500%, 05/01/07                1,728       1,746
     5.500%, 08/25/16                1,000         976
     6.950%, 05/25/17                  306         306
     8.500%, 11/25/17                   28          28
     6.350%, 07/25/18                1,000         983
     6.750%, 09/25/18                  548         547
     7.000%, 10/25/18                1,751       1,751
                                              --------
       Total U.S. Agency Mortgage-
       Backed Obligations
       (Cost $20,535)                           20,363
                                              --------
   U.S. GOVERNMENT AGENCY
   OBLIGATIONS -- 38.1%
------------------------------------------------------
   FHLB
     6.460%, 02/01/00                1,000         992
     6.125%, 09/20/00                2,000       1,979
     6.020%, 09/06/01                2,000       1,949
     6.480%, 01/08/02                1,000         990
   FHLMC
     6.600%, 11/12/99                1,000       1,010
     6.550%, 01/04/00                1,000       1,003
     7.140%, 07/31/02                1,500       1,500
     6.800%, 09/18/02                1,000         989
     6.120%, 01/21/03                2,500       2,427
     6.550%, 04/02/03                1,000         979
     8.335%, 03/14/05                2,000       2,022
     6.830%, 06/15/05                2,000       1,959
     7.000%, 07/06/05                2,000       1,973
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
4

                                                                      [FMB LOGO]
                                                                 FMB Funds, Inc.
================================================================================
FMB INTERMEDIATE GOVERNMENT INCOME FUND (CONTINUED)
------------------------------------------------------
                                               Market
                                      Par       Value
                                     (000)      (000)
------------------------------------------------------
   FNMA
     6.330%, 11/03/00               $3,000      $2,983
     7.000%, 05/10/01                2,000       2,009
     6.630%, 06/05/01                1,000         998
     7.550%, 04/22/02                2,000       2,074
     7.000%, 08/12/02                1,000         996
     6.950%, 09/10/02                3,000       2,984
     6.720%, 02/25/03                2,400       2,367
     7.090%, 10/13/05                2,000       1,966

   FNMA MTN
     5.790%, 01/22/01                2,000       1,948
     6.500%, 12/27/01                1,000         989
     6.880%, 11/20/06                4,000       3,916
                                              --------

       Total U.S. Government Agency Obligations
       (Cost $43,475)                           43,002
                                              --------
   U.S. TREASURY OBLIGATIONS -- 41.3%
------------------------------------------------------
   U.S. Treasury Notes
     5.750%, 08/15/03                2,000       1,919
     7.375%, 11/15/97                5,000       5,039
     7.875%, 01/15/98                3,000       3,040
     9.000%, 05/15/98                5,000       5,144
     8.250%, 07/15/98                4,000       4,100
     6.375%, 01/15/99                2,000       2,010
     6.875%, 08/31/99                2,000       2,026
     7.875%, 11/15/99                1,000       1,035
     6.250%, 05/31/00                2,000       1,994
     8.000%, 05/15/01                2,000       2,106
     7.875%, 08/15/01                2,000       2,102
     6.250%, 10/31/01                1,000         991
     7.500%, 11/15/01                1,000       1,038

------------------------------------------------------
                                               Market
                                      Par       Value
                                     (000)      (000)
------------------------------------------------------
     6.250%, 02/28/02               $1,000     $   989
     7.250%, 05/15/04                2,000       2,074
     7.875%, 11/15/04                2,000       2,146
     7.500%, 02/15/05                2,000       2,102
     5.875%, 11/15/05                2,000       1,898
     6.875%, 05/15/06                2,000       2,026
     6.500%, 10/15/06                1,000         987
     6.250%, 02/15/07                2,000       1,945
                                              --------
       Total U.S. Treasury Obligations
       (Cost $46,157)                           46,711
                                              --------
   REPURCHASE AGREEMENT -- 2.1%
------------------------------------------------------
   First Union
     5.53%, dated 05/30/97,
     matures 06/02/97, repurchase
     price $2,397,104 (collateralized
     by U.S. Treasury Note, par
     value $2,379,000, 6.875%,
     matures 08/31/99, market
     value $2,449,554)               2,396       2,396
                                              --------
       Total Repurchase Agreement
       (Cost $2,396)                             2,396
                                              --------
       Total Investments -- 99.5%
       (Cost $112,563)                         112,472
                                              --------
   OTHER ASSETS AND LIABILITIES -- 0.5%
------------------------------------------------------
   Total Other Assets and Liabilities, Net         560
                                              --------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

MAY 31, 1997

STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================
FMB INTERMEDIATE GOVERNMENT INCOME FUND (CONCLUDED)
------------------------------------------------------
                                                Market
                                                Value
                                                (000)
------------------------------------------------------

   NET ASSETS:
------------------------------------------------------
   Portfolio Shares of Institutional Class
     ($.001 par value -- 10 billion
     authorized for the company) based on
     10,831,456 outstanding shares            $110,020
   Portfolio Shares of Consumer Service
     Class ($.001 par value -- 10 billion
     authorized for the company) based on
     460,621 outstanding shares                  4,852
   Distributions in excess of Net
     Investment Income                             (55)
   Accumulated Net Realized Loss
     on Investments                             (1,694)
   Net Unrealized Depreciation
     on Investments                                (91)
                                              --------
   Total Net Assets -- 100.0%                 $113,032
                                              ========
   Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class     $10.01
                                              ========
   Net Asset Value and Redemption Price
     Per Share -- Consumer Service Class        $10.01
                                              ========
   Maximum Public Offering Price Per Share --
     Consumer Service Class
     ($10.01/95.25%)                            $10.51
                                              ========

FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                      [FMB LOGO]
                                                                 FMB Funds, Inc.
================================================================================
FMB MICHIGAN TAX-FREE BOND FUND
[PIE CHART]
UTILITY BONDS             14%
TRANSPORTATION BONDS       1%
INDUSTRIAL REVENUE BONDS   4%
HOUSING BONDS              1%
HEALTH CARE BONDS         25%
GENERAL OBLIGATION BONDS  44%
CASH EQUIVALENTS           2%
EDUCATION BONDS            9%

% of Total Portfolio Investments (Unaudited)
------------------------------------------------------
                                               Market
                                      Par       Value
                                     (000)      (000)
------------------------------------------------------
   MUNICIPAL BONDS -- 96.3%
------------------------------------------------------
   MICHIGAN  -- 96.3%
   Ann Arbor, Sewer Disposal
     Project, Series 12, RB
     6.950%, 07/01/03                 $335        $370
   Ann Arbor, Water Supply System,
     Series T, MBIA, RB
     7.375%, 02/01/03                  710         801
   Bay County, West Side Regional
     Sewer Disposal System, GO
     6.400%, 05/01/01                  150         154
   Cadillac, Public Schools, FGIC, GO
     5.375%, 05/01/10                  500         501
   Chelsea, School District Authority,
     FGIC, GO
     5.500%, 05/01/08                  500         514
   Clio, School District Authority, RB
     7.200%, 05/01/01                  200         208

------------------------------------------------------
                                               Market
                                      Par       Value
                                     (000)      (000)
------------------------------------------------------
   Dearborn, Economic Development
     Authority, Oakwood Group
     Project, Series A, MBIA, RB,
     Pre-refunded at 102 (A)
     6.550%, 08/15/01                 $250        $274
   Dearborn, School District
     Authority, GO
     5.250%, 05/01/06                  500         507
   Detroit, School District Authority,
     AMBAC, GO, Pre-refunded
     at 102 (A)
     7.100%, 05/01/01                  250         277
   Detroit, Sewer Disposal Project,
     MBIA, RB, Pre-refunded
     at 101.5 (A)
     7.125%, 07/01/99                  500         536
   Farmington Hills, Hospital Finance
     Authority, Botsford General
     Hospital Project, Series A,
     MBIA, RB
     6.700%, 02/15/01                  225         241
   Fowlerville County, School
     District Authority, MBIA, GO
     5.350%, 05/01/10                  500         495
   Gaylord, Community School
     Project, GO, Pre-refunded
     at 102 (A)
     6.600%, 05/01/02                  500         551
   Grand Rapids, Downtown
     Development Authority, MBIA, TA
     6.600%, 06/01/08                  545         605
   Grand Rapids, Sanitation and
     Sewer Authority, Improvement
     Project, RB
     6.875%, 01/01/10                  500         534

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

MAY 31, 1997

STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================
   FMB MICHIGAN TAX-FREE BOND FUND (CONTINUED)
------------------------------------------------------
                                               Market
                                      Par       Value
                                     (000)      (000)
------------------------------------------------------
   MICHIGAN (CONTINUED)
   Grand Rapids, Water Supply
     Authority, FGIC, RB
     6.625%, 01/01/08                 $500        $537
   Grandville, Public School District
     Authority, FGIC, GO
     6.000%, 05/01/05                  310         331
   Grosse Ile Township, School
     District Authority, FGIC, GO
     5.600%, 05/01/10                  500         509
   Harrison, Community School
     Project, AMBAC, GO
     5.800%, 05/01/05                  500         526
   Holland, Electric Authority, RB,
     Pre-refunded at 100 (A)
     6.500%, 07/01/99                  400         417
   Huron Valley, School District
     Authority, FGIC, GO
     5.450%, 05/01/08                  500         512
   Jenison, Michigan Public School
     Authority, FGIC, GO
     5.400%, 05/01/08                  500         517
   Kalamazoo, Hospital Finance
     Authority, Borgess Medical Center
     Project, Series A, FGIC, RB
     6.250%, 07/01/04                  500         516
   Kenowa Hills, Public Schools,
     MBIA, GO
     5.500%, 05/01/08                  500         514
   Kent County, Building Authority, GO
     6.000%, 12/01/09                  500         521
   Kent County, Hospital Finance
     Authority, Pine Rest Christian
     Hospital Project, FGIC, RB
     6.500%, 11/01/10                  500         538
------------------------------------------------------
                                               Market
                                      Par       Value
                                     (000)      (000)
------------------------------------------------------
   Kent, Hospital Finance Authority,
     Blodgett Memorial Hospital
     Project, MBIA, RB
     5.750%, 07/01/09                 $500        $502
   Kent, Hospital Finance Authority,
     Blodgett Memorial Medical Center
     Project, Series A, RB
     6.875%, 07/01/99                  130         136
   Kent, Hospital Finance Authority,
     Mary Free Hospital Project,
     Series A, RB
     6.500%, 04/01/05                  200         209
   Lansing, Building Authority,
     GO, Escrowed to Maturity
     7.150%, 06/01/03                  525         573
   Lansing, Finance Tax Increment,
     GO, Escrowed to Maturity
     5.200%, 10/01/98                  200         203
   Lenawee County, Building
     Authority, Human Services
     Project, AMBAC, GO
     6.000%, 05/01/09                  350         369
   Lincoln Park, School District
     Authority, FGIC, GO
     5.500%, 05/01/06                  500         519
   Macomb County, Waste Water
     Disposal Project, GO
     6.500%, 11/01/99                  200         206
   Mattawan, School District
     Authority, GO
     6.400%, 05/01/09                  500         532
   Michigan State Building Authority,
     AMBAC, RB
     6.750%, 10/01/07                  500         546

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                      [FMB LOGO]
                                                                 FMB Funds, Inc.
================================================================================
FMB MICHIGAN TAX-FREE BOND FUND (CONTINUED)
------------------------------------------------------
                                               Market
                                      Par       Value
                                     (000)      (000)
------------------------------------------------------
   MICHIGAN (CONTINUED)
   Michigan State Environmental
     Protection Program, GO,
     Pre-refunded at 102 (A)
     6.250%, 11/01/02               $1,000      $1,092
   Michigan State Higher Education
     Authority, Hope College Project,
     Series B, RB
     5.900%, 04/01/09                  350         356
   Michigan State Higher Education
     Authority, Student Loan,
     Series 13, AMBAC, RB
     5.700%, 04/01/02                  500         516
   Michigan State Hospital Finance
     Authority, Central Michigan
     Community Hospital,
     Series A, RB
     5.750%, 10/01/02                  300         307
   Michigan State Hospital Finance
     Authority, Daughters Charity
     Project, RB
     5.500%, 11/01/05                  500         518
   Michigan State Hospital Finance
     Authority, Detroit Medical Center
     Project, Series A, RB
     6.375%, 08/15/09                  500         522
   Michigan State Hospital Finance
     Authority, Holland Community
     Hospital Project, RB
     5.250%, 01/01/08                  750         733
   Michigan State Hospital Finance
     Authority, Mercy Health Services,
     Series Q, AMBAC, RB
     5.100%, 08/15/07                  500         502

------------------------------------------------------
                                               Market
                                      Par       Value
                                     (000)      (000)
------------------------------------------------------
   Michigan State Hospital Finance
     Authority, Otsego Memorial
     Hospital Project, RB (B)
     6.000%, 01/01/09                 $660        $671
   Michigan State Hospital Finance
     Authority, Saint John Hospital
     Project, Series A, AMBAC, RB
     5.750%, 05/15/04                  200         210
   Michigan State Hospital Finance
     Authority, Sparrow Obligated
     Group Project, MBIA, RB
     6.300%, 11/15/03                  615         664
   Michigan State Hospital Finance
     Authority Metropolitan Hospital
     Project, Series A, RB
     4.750%, 07/01/98                  200         200
   Michigan State Housing
     Development Authority,
     Walled Lake Villa Project,
     FSA, RB
     5.850%, 04/15/07                  420         439
   Michigan State Public Power
     Agency, Campbell Project,
     AMBAC, RB
     6.400%, 01/01/04                  235         240
   Michigan State Strategic Fund,
     Lutheran Social Services
     Project, RB (B)
     5.200%, 09/01/04                  400         403
   Northern Michigan University,
     AMBAC, RB
     5.500%, 12/01/09                  435         432
   Novi, School District Authority, GO
     5.350%, 05/01/02                  275         283

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

MAY 31, 1997

STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================
FMB MICHIGAN TAX-FREE BOND FUND (CONTINUED)
------------------------------------------------------
                                               Market
                                      Par       Value
                                     (000)      (000)
------------------------------------------------------
   MICHIGAN (CONCLUDED)
   Oakland County, Economic
     Development Authority, Cranbrook
     Elderly Community Project, RB
     6.375%, 11/01/14                 $500        $544
   Oakland County, GO
     6.250%, 11/01/06                  500         521
   Ottawa County, Holland
     Township Extension, GO
     6.800%, 08/01/05                  500         531
   Paw Paw, Public School District,
     FGIC, GO
     6.500%, 05/01/09                  500         563
   Rochester Hills, Series B, GO,
     Pre-refunded at 102 (A)
     6.600%, 11/01/98                  465         489
   Rochester Hills, Transportation
     Fund, GO
     6.250%, 08/01/05                  200         207
   Rochester, School District Authority,
     GO, Pre-refunded at 100 (A)
     6.500%, 05/01/02                  150         162
   Rockford, Public School
     Authority, GO
     5.600%, 05/01/05                  500         518
   Saginaw, Water Authority, RB
     6.000%, 07/01/07                  865         895
   Saint Joseph, Mercy Memorial
     Medical Center, AMBAC, RB
     5.125%, 01/01/09                  500         493
   Saranac, School District
     Authority, GO
     5.700%, 05/01/07                  230         234
------------------------------------------------------
                                               Market
                                      Par       Value
                                     (000)      (000)
------------------------------------------------------
   Troy, Downtown Development
     Authority, Series A, TA, RB
     6.100%, 11/01/10                 $400        $421
   University of Michigan, Hospital
     Revenue, Series A, RB
     5.700%, 12/01/04                  250         265
   University of Michigan, Major
     Capital Projects, RB
     5.800%, 04/01/10                  500         519
   Utica, Community Schools
     Project, GO
     5.700%, 05/01/06                  500         522
   Walled Lake, School District
     Authority, GO, Pre-refunded
     at 102 (A)
     6.500%, 05/01/99                  200         212
   Warren, School District Authority,
     GO, Pre-refunded at 102 (A)
     6.700%, 05/01/01                  500         547
   Warren, Transportation Fund, GO
     5.000%, 06/01/07                  405         396
   West Ottawa, Public School
     District, FGIC, GO
     5.400%, 05/01/09                  500         506
                                              --------
       Total Municipal Bonds
       (Cost $31,393)                           32,434
                                              --------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                      [FMB LOGO]
                                                                 FMB Funds, Inc.
================================================================================
FMB MICHIGAN TAX-FREE BOND FUND (CONCLUDED)
------------------------------------------------------
                                               Market
                                      Par       Value
                                     (000)      (000)
------------------------------------------------------
   CASH EQUIVALENT -- 1.8%
------------------------------------------------------
   Federated Michigan Municipal
     Cash Trust                       $616        $616
                                              --------
     Total Cash Equivalent
     (Cost $616)                                   616
                                              --------
     Total Investments -- 98.1%
     (Cost $32,009)                             33,050
                                              --------
   OTHER ASSETS AND LIABILITIES -- 1.9%
------------------------------------------------------
   Total Other Assets and Liabilities, Net         629
                                              --------
   NET ASSETS:
------------------------------------------------------
   Portfolio Shares of Institutional Class
     ($.001 par value -- 10 billion
     authorized for the company) based on
     2,288,712 outstanding shares               23,849
   Portfolio Shares of Consumer Service
     Class ($.001 par value -- 10 billion
     authorized for the company) based on
     857,934 outstanding shares                  8,883
   Undistributed Net Investment Income               1
   Accumulated Net Realized Loss
     on Investments                                (95)
   Net Unrealized Appreciation
     on Investments                              1,041
                                              --------
     Total Net Assets -- 100.0%                $33,679
                                              ========

------------------------------------------------------
                                                Market
                                                Value
                                                (000)
------------------------------------------------------
   Net Asset Value, Offering and
     Redemption Price Per Share --
     Institutional Class                        $10.70
                                              ========
   Net Asset Value and Redemption
     Price Per Share -- Consumer
     Service Class                              $10.70
                                              ========
   Maximum Public Offering Price Per
     Share -- Consumer Service Class
     ($10.70/95.25%)                            $11.23
                                              ========

(A) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(B) SECURITY IS BACKED BY A LETTER OF CREDIT.
AMBAC -- SECURITY INSURED BY AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
FGIC -- SECURITY INSURED BY FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- SECURITY INSURED BY FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- SECURITY INSURED BY MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
TA -- TAX ALLOCATION

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

MAY 31, 1997

STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================
FMB DIVERSIFIED EQUITY FUND
[PIE CHART]
BUILDING AND CONSTRUCTION   2%
CHEMICALS AND DRUGS        13%
CONSUMER PRODUCTS          19%
DURABLE GOODS              21%
FINANCIAL                  10%
OIL AND ENERGY              8%
RETAIL                      5%
UTILITIES                   6%
MISCELLANEOUS               5%
CASH EQUIVALENTS           11%

% of Total Portfolio Investments (Unaudited)
------------------------------------------------------
                                               Market
                                                Value
                                    Shares      (000)
------------------------------------------------------
   COMMON STOCKS -- 90.5%
------------------------------------------------------
   AEROSPACE & DEFENSE -- 2.2%
   Lockheed Martin                   7,000        $655
   Raytheon                         20,000         955
                                              --------
                                                 1,610
                                              --------
   AUTOMOTIVE -- 4.0%
   Autoliv*                          8,525         318
   Ford Motor                       10,000         375
   Genuine Parts                    22,500         754
   TRW                              28,000       1,498
                                              --------
                                                 2,945
                                              --------
   BANKS -- 5.8%
   Banc One                         23,000         995
   Citicorp                         15,000       1,716
   Norwest                          30,000       1,605
                                              --------
                                                 4,316
                                              --------
------------------------------------------------------
                                               Market
                                                Value
                                    Shares      (000)
------------------------------------------------------
   BEAUTY PRODUCTS -- 3.5%
   Gillette                         19,000      $1,689
   International Flavors &
     Fragrances                     21,000         932
                                              --------
                                                 2,621
                                              --------
   BROADCASTING, NEWSPAPERS &
     ADVERTISING -- 0.6%
   U.S. West Media Group*           21,000         417
                                              --------
   CHEMICALS -- 1.6%
   Eastman Chemical                  6,000         357
   Morton International             25,000         806
                                              --------
                                                 1,163
                                              --------
   COMPUTERS & SERVICES -- 7.5%
   Diebold                           7,500         281
   Electronic Data Systems           8,000         299
   Hewlett Packard                  16,000         824
   Microsoft*                       13,000       1,612
   Oracle*                          31,500       1,469
   Solectron*                       18,000       1,125
                                              --------
                                                 5,610
                                              --------
   DRUGS -- 8.3%
   Abbott Laboratories              25,000       1,575
   Johnson & Johnson                17,000       1,018
   Merck                             9,000         809
   Pfizer                           19,000       1,955
   Schering Plough                   8,800         799
                                              --------
                                                 6,156
                                              --------
   ELECTRICAL EQUIPMENT -- 5.9%
   AMP                              26,000       1,069
   General Electric                 36,000       2,173
   Molex                            30,000       1,170
                                              --------
                                                 4,412
                                              --------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                      [FMB LOGO]
                                                                 FMB Funds, Inc.
================================================================================
FMB DIVERSIFIED EQUITY FUND (CONTINUED)
------------------------------------------------------
                                               Market
                                                Value
                                    Shares      (000)
------------------------------------------------------
   ENTERTAINMENT -- 3.0%
   Carnival                         26,000        $988
   Walt Disney                      15,000       1,228
                                              --------
                                                 2,216
                                              --------
   ENVIRONMENTAL SERVICES -- 1.3%
   Waste Management                 30,000         952
                                              --------
   FINANCIAL SERVICES -- 1.4%
   FNMA                             24,000       1,047
                                              --------
   FOOD, BEVERAGE & TOBACCO-- 9.2%
   CPC International                20,000       1,720
   H.J. Heinz                       12,000         516
   Hershey Foods                    19,000       1,066
   PepsiCo                          40,000       1,470
   Sara Lee                         29,000       1,185
   Sysco                            25,000         872
                                              --------
                                                 6,829
                                              --------
   GAS/NATURAL GAS -- 1.4%
   Enron                            26,000       1,059
                                              --------
   HOUSEHOLD PRODUCTS -- 2.8%
   Procter & Gamble                 15,000       2,068
                                              --------
   INSURANCE -- 1.8%
   American International Group     10,000       1,354
                                              --------
   Leisure -- 3.5%
   Callaway Golf                    10,000         323
   Mattel                           35,000       1,046
   McDonald's                       25,000       1,256
                                              --------
                                                 2,625
                                              --------
   MACHINERY -- 1.3%
   Caterpillar                      10,000         976
                                              --------
------------------------------------------------------
                                               Market
                                                Value
                                    Shares      (000)
------------------------------------------------------
   MANUFACTURING -- 1.1%
   Illinois Tool Works              16,000        $794
                                              --------
   MISCELLANEOUS BUSINESS SERVICES -- 2.3%
   Automatic Data Processing        35,000       1,719
                                              --------
   PETROLEUM REFINING -- 7.5%
   Chevron                          14,000         980
   Exxon                            20,000       1,185
   Mobil                            12,000       1,679
   Royal Dutch Petroleum, ADR        9,000       1,757
                                              --------
                                                 5,601
                                              --------
   PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 1.4%
   Eastman Kodak                    13,000       1,077
                                              --------
   RETAIL -- 5.9%
   Albertson's                      30,000       1,005
   Autozone*                        11,000         257
   Home Depot                       13,000         819
   Kohl's*                          15,000         808
   Walgreen                         32,400       1,515
                                              --------
                                                 4,404
                                              --------
   SEMI-CONDUCTORS/INSTRUMENTS -- 1.8%
   Motorola                         19,800       1,314
                                              --------
   TELEPHONES & TELECOMMUNICATION-- 5.4%
   Alltel                           29,000         953
   Ameritech                         8,000         524
   Lucent Technologies               7,194         458
   MCI Communications               31,300       1,201
   SBC Communications               15,000         878
                                              --------
                                                 4,014
                                              --------
       Total Common Stocks
       (Cost $38,480)                           67,299
                                              --------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

MAY 31, 1997

STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================
FMB DIVERSIFIED EQUITY FUND (CONCLUDED)
------------------------------------------------------
                                               Market
                                      Par       Value
                                     (000)      (000)
------------------------------------------------------
   REPURCHASE AGREEMENT -- 9.6%
------------------------------------------------------
   First Union
     5.53%, dated 05/30/97,
     matures 06/02/97, repurchase
     price $7,168,302 (collateralized
     by U.S. Treasury Note, par
     value $7,096,000, 7.25%,
     matures 02/15/98, market
     value $7,311,434)              $7,165      $7,165
                                              --------
       Total Repurchase Agreement
       (Cost $7,165)                             7,165
                                              --------
       Total Investments -- 100.1%
       (Cost $45,645)                           74,464
                                              --------
   OTHER ASSETS AND LIABILITIES -- (0.1%)
------------------------------------------------------
   Total Other Assets and Liabilities, Net         (48)
                                              --------
   NET ASSETS:
------------------------------------------------------
   Portfolio Shares of Institutional Class
     ($.001 par value -- 10 billion
     authorized for the company) based on
     3,539,566 outstanding shares               38,239
   Portfolio Shares of Consumer Service
     Class ($.001 par value -- 10 billion
     authorized for the company) based
     on 437,171 outstanding shares               4,939
   Undistributed Net Investment Income              70
   Accumulated Net Realized Gain
     on Investments                              2,349
   Net Unrealized Appreciation
     on Investments                             28,819
                                              --------
     Total Net Assets -- 100.0%                $74,416
                                              ========
   Net Asset Value, Offering and
     Redemption Price Per Share --
     Institutional Class                        $18.71
                                              ========
    Net Asset Value and Redemption
     Price Per Share -- Consumer
     Service Class                              $18.70
                                              ========
    Maximum Public Offering Price Per
     Share -- Consumer Service
     Class ($18.70/94.25%)                      $19.84
                                              ========

* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FOR THE SIX MONTH PERIOD ENDED MAY 31, 1997 (UNAUDITED)               [FMB LOGO]
                                                                 FMB Funds, Inc.
STATEMENT OF OPERATIONS (000)
================================================================================

                                                                                 FMB          FMB
                                                                    FMB      Intermediate   Michigan      FMB
                                                                   Money      Government    Tax-Free   Diversified
                                                                  Market        Income        Bond       Equity
                                                                   Fund          Fund         Fund        Fund
                                                                  ------     ------------   ---------  ------------
Investment Income:
   Interest Income ........................................       $4,499        $3,764         $891        $189
   Dividend Income ........................................           --            --           --         516
                                                                  ------        ------         ----       -----
     Total Investment Income ..............................        4,499         3,764          891         705
                                                                  ------        ------         ----       -----
 Expenses:
   Investment Advisory Fees ...............................          288           250           90         343
   Waiver of Investment Advisory Fees .....................           --            --          (54)         --
   Administrator Fees .....................................          164           111           33          69
   Professional Fees ......................................           26            20            6          11
   Transfer Agent Fees ....................................           29            24           19          22
   Distribution Fees (1) ..................................           22             8           16          13
   Waiver of Distribution Fees (1) ........................           --            (2)          (5)         (4)
   Printing Expenses ......................................           15             9            4           7
   Custodian Fees .........................................            8             5            6           7
   Registration Fees ......................................           17            10            3           6
   Trustee Fees ...........................................            2             2           --           1
   Miscellaneous ..........................................           10             7            4           7
                                                                  ------        ------         ----       -----
     Total Expenses .......................................          581           444          122         482
                                                                  ------        ------         ----       -----
Net Investment Income .....................................        3,918         3,320          769         223
                                                                  ------        ------         ----       -----
   Net Realized Gain on Securities Sold ...................            1            64            7       2,349
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments .......................................           --        (1,479)        (264)      4,602
                                                                  ------        ------         ----       -----
Net Realized and Unrealized Gain (Loss)
   on Investments .........................................            1        (1,415)        (257)      6,951
                                                                  ------        ------         ----       -----
Net Increase in Net Assets
   Resulting From Operations ..............................       $3,919        $1,905         $512      $7,174
                                                                  ======        ======         ====      ======

(1) DISTRIBUTION FEES ARE APPLICABLE TO THE CONSUMER SERVICE CLASS OF SHARES
ONLY.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FOR THE SIX-MONTH PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEAR ENDED NOVEMBER 30, 1996

STATEMENT OF CHANGES IN NET ASSETS (000)
================================================================================

                                                                                                  FMB Money
                                                                                                 Market Fund
                                                                                           ------------------------
                                                                                             12/1/96      12/1/95
                                                                                           to 5/31/97   to 11/30/96
                                                                                           ----------   -----------
Investment Activities:
   Net Investment Income ..................................................................    $3,918       $6,064
   Net Realized Gain on Securities Sold ...................................................         1           --
   Net Unrealized Appreciation (Depreciation) of Investment Securities ....................        --           --
                                                                                             --------     --------
   Net Increase in Net Assets Resulting from Operations ...................................     3,919        6,064
                                                                                             --------     --------
Distributions to Shareholders:
   Net Investment Income
     Institutional Class ..................................................................    (3,504)      (5,129)
     Consumer Service Class ...............................................................      (415)        (935)
   Capital Gains
     Institutional Class ..................................................................        --           --
     Consumer Service Class ...............................................................        --           --
                                                                                             --------     --------
        Total Distributions ...............................................................    (3,919)      (6,064)
                                                                                             --------     --------
Capital Share Transactions:
   Institutional Class
     Proceeds from Shares Issued ..........................................................   166,449      289,946
     Reinvestment of Cash Distributions ...................................................        --           --
     Cost of Shares Redeemed ..............................................................  (158,445)    (224,594)
                                                                                             --------     --------
     Increase (Decrease) in Net Assets from Institutional Class Transactions ..............     8,004       65,352
                                                                                             --------     --------
   Consumer Service Class
     Proceeds from Shares Issued ..........................................................    16,794       52,312
     Reinvestment of Cash Distributions ...................................................       401          906
     Cost of Shares Redeemed ..............................................................   (21,589)     (50,760)
                                                                                             --------     --------
     Increase (Decrease) in Net Assets Derived from Consumer Service Class Transactions ...    (4,394)       2,458
                                                                                             --------     --------
Increase (Decrease) in Net Assets Derived from Capital Share Transactions .................     3,610       67,810
                                                                                             --------     --------
     Net Increase (Decrease) in Net Assets ................................................     3,610       67,810
                                                                                             --------     --------
Net Assets:
   Beginning of Period ....................................................................   172,537      104,727
                                                                                             --------     --------
   End of Period ..........................................................................  $176,147     $172,537
                                                                                             ========     ========
Shares Issued and Redeemed:
   Institutional Class Shares:
     Shares Issued ........................................................................   166,449      289,946
     Shares Issued in Lieu of Cash Distributions ..........................................        --           --
     Shares Redeemed ......................................................................  (158,445)    (224,594)
                                                                                             --------     --------
     Net Increase (Decrease) Institutional Class Shares ...................................     8,004       65,352
                                                                                             --------     --------
   Consumer Service Class Shares:
     Shares Issued ........................................................................    16,794       52,312
     Shares Issued in Lieu of Cash Distributions ..........................................       401          906
     Shares Redeemed ......................................................................   (21,589)     (50,760)
                                                                                             --------     --------
     Net Increase (Decrease) Consumer Service Class Shares ................................    (4,394)       2,458
                                                                                             --------     --------
   Net Increase (Decrease) in Shares ......................................................     3,610       67,810
                                                                                             ========     ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                      [FMB LOGO]
                                                                 FMB FUNDS, INC.
================================================================================

                                                                                    FMB Intermediate            FMB Michigan
                                                                                 Government Income Fund      Tax-Free Bond Fund
                                                                                 -----------------------   -----------------------
                                                                                  12/1/96      12/1/95      12/1/96      12/1/95
                                                                                 to 5/31/97  to 11/30/96   to 5/31/97  to 11/30/96
                                                                                 ----------  -----------   ----------  -----------
Investment Activities:
   Net Investment Income .......................................................    $3,320       $6,868        $769       $1,496
   Net Realized Gain on Securities Sold ........................................        64           43           7           13
   Net Unrealized Appreciation (Depreciation) of Investment Securities .........    (1,479)      (1,236)       (264)         (28)
                                                                                  --------     --------     -------      -------
   Net Increase in Net Assets Resulting from Operations ........................     1,905        5,675         512        1,481
                                                                                  --------     --------     -------      -------
Distributions to Shareholders:
   Net Investment Income
     Institutional Class .......................................................    (3,109)      (6,645)       (564)      (1,010)
     Consumer Service Class ....................................................      (138)        (351)       (207)        (484)
   Capital Gains
     Institutional Class .......................................................        --           --          --           --
     Consumer Service Class ....................................................        --           --          --           --
                                                                                  --------     --------     -------      -------
        Total Distributions ....................................................    (3,247)      (6,996)       (771)      (1,494)
                                                                                  --------     --------     -------      -------
Capital Share Transactions:
   Institutional Class
     Proceeds from Shares Issued ...............................................    11,798       22,554       2,803        4,811
     Reinvestment of Cash Distributions ........................................         4           --          --           --
     Cost of Shares Redeemed ...................................................   (10,148)     (27,917)     (1,202)      (2,469)
                                                                                  --------     --------     -------      -------
     Increase (Decrease) in Net Assets from Institutional Class Transactions ...     1,654       (5,363)      1,601        2,342
                                                                                  --------     --------     -------      -------
   Consumer Service Class
     Proceeds from Shares Issued ...............................................        68          203         960        1,348
     Reinvestment of Cash Distributions ........................................       109          276         152          373
     Cost of Shares Redeemed ...................................................      (734)      (2,774)       (907)      (5,237)
                                                                                  --------     --------     -------      -------
     Increase (Decrease) in Net Assets Derived from Consumer
          Service Class Transactions ...                                              (557)      (2,295)        205       (3,516)
                                                                                  --------     --------     -------      -------
Increase (Decrease) in Net Assets Derived from Capital Share Transactions ......     1,097       (7,658)      1,806       (1,174)
                                                                                  --------     --------     -------      -------
     Net Increase (Decrease) in Net Assets .....................................      (245)      (8,979)      1,547       (1,187)
                                                                                  --------     --------     -------      -------
Net Assets:
   Beginning of Period .........................................................   113,277      122,256      32,132       33,319
                                                                                  --------     --------     -------      -------
   End of Period ...............................................................  $113,032     $113,277     $33,679      $32,132
                                                                                  ========     ========     =======      =======
Shares Issued and Redeemed:
   Institutional Class Shares:
     Shares Issued .............................................................     1,179        2,234         262          453
     Shares Issued in Lieu of Cash Distributions ...............................        --           --          --           --
     Shares Redeemed ...........................................................    (1,013)      (2,767)       (113)        (232)
                                                                                  --------     --------     -------      -------
     Net Increase (Decrease) Institutional Class Shares ........................       166         (533)        149          221
                                                                                  --------     --------     -------      -------
   Consumer Service Class Shares:
     Shares Issued .............................................................         7           22          90          126
     Shares Issued in Lieu of Cash Distributions ...............................        11           27          14           37
     Shares Redeemed ...........................................................       (73)        (275)        (85)        (493)
                                                                                  --------     --------     -------      -------
     Net Increase (Decrease) Consumer Service Class Shares .....................       (55)        (226)         19         (330)
                                                                                  --------     --------     -------      -------
   Net Increase (Decrease) in Shares ...........................................       111         (759)        168         (109)
                                                                                  ========     ========     =======      =======

                                                                                               FMB Diversified
                                                                                                 Equity Fund
                                                                                          ------------------------
                                                                                           12/1/96       12/1/95
                                                                                          to 5/31/97   to 11/30/96
                                                                                          ----------   -----------
Investment Activities:
   Net Investment Income .......................................................               $223         $456
   Net Realized Gain on Securities Sold ........................................              2,349        2,842
   Net Unrealized Appreciation (Depreciation) of Investment Securities .........              4,602        9,761
                                                                                            -------      -------
   Net Increase in Net Assets Resulting from Operations ........................              7,174       13,059
                                                                                            -------      -------
Distributions to Shareholders:
   Net Investment Income
     Institutional Class .......................................................               (202)        (448)
     Consumer Service Class ....................................................                (15)         (44)
   Capital Gains
     Institutional Class .......................................................             (2,599)          --
     Consumer Service Class ....................................................               (306)          --
                                                                                            -------      -------
        Total Distributions ....................................................             (3,122)        (492)
                                                                                            -------      -------
Capital Share Transactions:
   Institutional Class
     Proceeds from Shares Issued ...............................................              7,497       12,641
     Reinvestment of Cash Distributions ........................................                  1           --
     Cost of Shares Redeemed ...................................................             (6,707)     (15,397)
                                                                                            -------      -------
     Increase (Decrease) in Net Assets from Institutional Class Transactions ...                791       (2,756)
                                                                                            -------      -------
   Consumer Service Class
     Proceeds from Shares Issued ...............................................                806        1,547
     Reinvestment of Cash Distributions ........................................                321           33
     Cost of Shares Redeemed ...................................................               (556)      (1,548)
                                                                                            -------      -------
     Increase (Decrease) in Net Assets Derived from Consumer
          Service Class Transactions ...........................................                571           32
                                                                                            -------      -------
Increase (Decrease) in Net Assets Derived from Capital Share Transactions ......              1,362       (2,724)
                                                                                            -------      -------
     Net Increase (Decrease) in Net Assets .....................................              5,414        9,843
                                                                                            -------      -------
Net Assets:
   Beginning of Period .........................................................             69,002       59,159
                                                                                            -------      -------
   End of Period ...............................................................            $74,416      $69,002
                                                                                            =======      =======
Shares Issued and Redeemed:
   Institutional Class Shares:
     Shares Issued .............................................................                438          796
     Shares Issued in Lieu of Cash Distributions ...............................                 --           --
     Shares Redeemed ...........................................................               (386)        (965)
                                                                                            -------      -------
     Net Increase (Decrease) Institutional Class Shares ........................                 52         (169)
                                                                                            -------      -------
   Consumer Service Class Shares:
     Shares Issued .............................................................                 46           98
     Shares Issued in Lieu of Cash Distributions ...............................                 19            2
     Shares Redeemed ...........................................................                (32)         (97)
                                                                                            -------      -------
     Net Increase (Decrease) Consumer Service Class Shares .....................                 33            3
                                                                                            -------      -------
   Net Increase (Decrease) in Shares ...........................................                 85         (166)
                                                                                            =======      =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


FOR THE SIX-MONTH PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE PERIODS ENDED NOVEMBER 30,

FINANCIAL HIGHLIGHTS
================================================================================
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD




                                                         Net
                                 Net                 Realized and
                                Asset                 Unrealized      Dividends  Distributions         Net
                                Value       Net        Gains or       from Net       from           Asset Value
                              Beginning  Investment    (Losses)      Investment     Capital            End         Total
                              of Period    Income    on Securities     Income        Gains          of Period    Return(2)
                              ---------  ----------  -------------   ----------  -------------      -----------  ---------
---------------------
FMB MONEY MARKET FUND
---------------------
   INSTITUTIONAL CLASS
   1997**                        $1.00      $0.02        $--           $(0.02)        $--             $1.00       2.41%*
   1996                           1.00       0.05         --            (0.05)         --              1.00       4.87%
   1995                           1.00       0.05         --            (0.05)         --              1.00       5.28%
   1994                           1.00       0.04         --            (0.04)         --              1.00       3.51%
   1993                           1.00       0.03         --            (0.03)         --              1.00       2.97%
   1992(1)                        1.00       0.04         --            (0.04)         --              1.00       3.78%
   CONSUMER SERVICE CLASS
   1997**                        $1.00      $0.02        $--           $(0.02)        $--             $1.00       2.29%*
   1996                           1.00       0.05         --            (0.05)         --              1.00       4.70%
   1995                           1.00       0.05         --            (0.05)         --              1.00       5.28%
   1994                           1.00       0.04         --            (0.04)         --              1.00       3.51%
   1993                           1.00       0.03         --            (0.03)         --              1.00       2.97%
   1992(1)                        1.00       0.04         --            (0.04)         --              1.00       3.67%

---------------------------------------
FMB INTERMEDIATE GOVERNMENT INCOME FUND
---------------------------------------
   INSTITUTIONAL CLASS
   1997**                       $10.13      $0.30        $(0.13)       $(0.29)        $--            $10.01       1.74%*
   1996                          10.24       0.59         (0.10)        (0.60)         --             10.13       4.97%
   1995                           9.66       0.61          0.58         (0.61)         --             10.24      12.64%
   1994                          10.46       0.57         (0.80)        (0.57)         --              9.66      (2.23%)
   1993                          10.10       0.59          0.36         (0.59)         --             10.46       9.60%
   1992(1)                       10.00       0.60          0.10         (0.60)         --             10.10       7.10%
   CONSUMER SERVICE CLASS
   1997**                       $10.13      $0.28        $(0.12)       $(0.28)        $--            $10.01       1.61%*
   1996                          10.24       0.57         (0.10)        (0.58)         --             10.13       4.80%
   1995                           9.66       0.61          0.58         (0.61)         --             10.24      12.64%
   1994                          10.46       0.57         (0.80)        (0.57)         --              9.66      (2.23%)
   1993                          10.10       0.59          0.36         (0.59)         --             10.46       9.60%
   1992(1)                       10.00       0.58          0.10         (0.58)         --             10.10       6.95%

                                                                                              Ratio of
                                                            Ratio             Ratio       Net Investment
                                 Net                        of Net          of Expenses        Income
                                Assets       Ratio        Investment        to Average       to Average
                                 End      of Expenses       Income          Net Assets       Net Assets                 Average
                               of Period   to Average      to Average        (Excluding       (Excluding   Portfolio   Commissions
                                 (000)     Net Assets      Net Assets         Waivers)         Waivers)    Turnover       Rate+
                               ---------  -----------    --------------     ------------  ---------------  ---------   -----------
---------------------
FMB MONEY MARKET FUND
---------------------
   INSTITUTIONAL CLASS
   1997**                       $160,571       0.68%          4.79%             0.68%            4.79%         n/a        n/a
   1996                          152,549       0.68%          4.79%             0.68%            4.79%         n/a        n/a
   1995                           87,238       0.65%          5.16%             0.65%            5.16%         n/a        n/a
   1994                          103,301       0.68%          3.46%             0.70%            3.44%         n/a        n/a
   1993                           65,448       0.32%          2.91%             0.68%            2.55%         n/a        n/a
   1992(1)                        58,596       0.27%          3.59%             0.91%            2.95%         n/a        n/a
   CONSUMER SERVICE CLASS
   1997**                        $15,576       0.93%          4.53%             0.93%            4.53%         n/a        n/a
   1996                           19,988       0.86%          4.61%             0.93%            4.54%         n/a        n/a
   1995                           17,489       0.65%          5.16%             0.65%            5.16%         n/a        n/a
   1994                            7,154       0.68%          3.46%             0.70%            3.44%         n/a        n/a
   1993                            1,485       0.32%          2.91%             0.68%            2.55%         n/a        n/a
   1992(1)                           208       0.39%          3.46%             1.03%            2.82%         n/a        n/a

---------------------------------------
FMB INTERMEDIATE GOVERNMENT INCOME FUND
---------------------------------------
   INSTITUTIONAL CLASS
   1997**                       $108,423       0.79%          5.99%             0.79%            5.99%          17%       n/a
   1996                          108,047       0.79%          5.89%             0.79%            5.89%          16%       n/a
   1995                          114,646       0.78%          6.09%             0.78%            6.09%          27%       n/a
   1994                          115,449       0.83%          6.45%             0.85%            6.43%          20%       n/a
   1993                          105,820       0.50%          5.66%             0.78%            5.38%          17%       n/a
   1992(1)                        81,371       0.43%          5.85%             0.90%            5.38%          29%       n/a
   CONSUMER SERVICE CLASS
   1997**                         $4,609       1.04%          5.74%             1.14%            5.64%          17%       n/a
   1996                            5,230       0.95%          5.73%             1.14%            5.54%          16%       n/a
   1995                            7,610       0.78%          6.09%             0.78%            6.09%          27%       n/a
   1994                            9,718       0.83%          6.45%             0.85%            6.43%          20%       n/a
   1993                           10,872       0.50%          5.66%             0.78%            5.38%          17%       n/a
   1992(1)                         5,440       0.61%          5.67%             1.08%            5.20%          29%       n/a


*   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
**  RATIOS FOR THE SIX-MONTH PERIOD ENDED MAY 31, 1997 HAVE BEEN ANNUALIZED.
+ AVERAGE COMMISSION RATE PAID PER SHARE OF EQUITY SECURITY PURCHASES AND SALES DURING THE PERIOD. PRESENTATION OF THE RATE IS ONLY REQUIRED FOR FISCAL YEARs BEGINNING AFTER SEPTEMBER 1, 1995.
(1) THE FMB MONEY MARKET, FMB INTERMEDIATE GOVERNMENT INCOME, FMB MICHIGAN TAX-FREE BOND AND FMB DIVERSIFIED EQUITY FUNDS COMMENCED OPERATIONS DECEMBER 2, 1991. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(2) TOTAL RETURN DOES NOT REFLECT APPLICABLE SALES CHARGE.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18 & 19

FOR THE SIX-MONTH PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE PERIODS
ENDED NOVEMBER 30,

FINANCIAL HIGHLIGHTS
================================================================================
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD




                                                         Net
                                 Net                 Realized and
                                Asset                 Unrealized      Dividends  Distributions         Net
                                Value       Net        Gains or       from Net       from           Asset Value
                              Beginning  Investment    (Losses)      Investment     Capital            End         Total
                              of Period    Income    on Securities     Income        Gains          of Period    Return(2)
                              ---------  ----------  -------------   ----------  -------------      -----------  ---------
-------------------------------
FMB MICHIGAN TAX-FREE BOND FUND
-------------------------------
   INSTITUTIONAL CLASS
   1997**                       $10.79      $0.25        $(0.09)       $(0.25)        $--              $10.70       1.55%*
   1996                          10.79       0.50            --         (0.50)         --               10.79       4.78%
   1995                           9.97       0.49          0.82         (0.49)         --               10.79      13.21%
   1994                          10.61       0.47         (0.63)        (0.47)       (0.01)              9.97      (1.49%)
   1993                          10.24       0.49          0.37         (0.49)         --               10.61       8.53%
   1992(1)                       10.00       0.48          0.24         (0.48)         --               10.24       7.29%
   CONSUMER SERVICE CLASS
   1997**                       $10.79      $0.24        $(0.09)       $(0.24)        $--              $10.70       1.43%*
   1996                          10.79       0.48            --         (0.48)         --               10.79       4.61%
   1995                           9.97       0.49          0.82         (0.49)         --               10.79      13.21%
   1994                          10.61       0.47         (0.63)        (0.47)       (0.01)              9.97      (1.49%)
   1993                          10.24       0.49          0.37         (0.49)         --               10.61       8.53%
   1992(1)                       10.00       0.46          0.24         (0.46)         --               10.24       7.17%

---------------------------
FMB DIVERSIFIED EQUITY FUND
---------------------------
   INSTITUTIONAL CLASS
   1997**                       $17.73      $0.06         $1.74        $(0.06)      $(0.76)            $18.71      10.72%*
   1996                          14.58       0.12          3.16         (0.13)         --               17.73      22.58%
   1995                          11.44       0.12          3.13         (0.11)         --               14.58      28.54%
   1994                          11.37       0.07          0.08         (0.08)         --               11.44       1.34%
   1993                          11.61       0.09         (0.25)        (0.08)         --               11.37      (1.40%)
   1992(1)                       10.00       0.12          1.60         (0.11)         --               11.61      17.31%
   CONSUMER SERVICE CLASS
   1997**                       $17.73      $0.04         $1.73        $(0.04)      $(0.76)            $18.70      10.53%*
   1996                          14.58       0.09          3.17         (0.11)         --               17.73      22.44%
   1995                          11.44       0.12          3.13         (0.11)         --               14.58      28.54%
   1994                          11.37       0.07          0.08         (0.08)         --               11.44       1.34%
   1993                          11.61       0.09         (0.25)        (0.08)         --               11.37      (1.40%)
   1992(1)                       10.00       0.10          1.60         (0.09)         --               11.61      17.16%



                                                                                               Ratio of
                                                              Ratio             Ratio       Net Investment
                                 Net                          of Net          of Expenses        Income
                                Assets        Ratio         Investment        to Average       to Average
                                 End       of Expenses        Income          Net Assets       Net Assets                 Average
                               of Period    to Average       to Average        (Excluding       (Excluding   Portfolio   Commissions
                                 (000)      Net Assets       Net Assets         Waivers)         Waivers)    Turnover       Rate+
                               ---------   -----------     --------------     ------------  ---------------  ---------   -----------
-------------------------------
FMB MICHIGAN TAX-FREE BOND FUND
-------------------------------
   INSTITUTIONAL CLASS
   1997**                      $24,496        0.68%           4.77%             1.01%            4.44%           5%          n/a
   1996                         23,082        0.68%           4.72%             1.05%            4.35%          16%          n/a
   1995                         20,700        0.70%           4.62%             1.18%            4.14%          35%          n/a
   1994                         15,495        0.51%           4.50%             1.19%            3.82%          22%          n/a
   1993                         11,779        0.35%           4.59%             1.38%            3.56%          13%          n/a
   1992(1)                       6,043        0.29%           4.68%             2.55%            2.42%          30%          n/a
   CONSUMER SERVICE CLASS
   1997**                       $9,183        0.93%           4.52%             1.36%            4.09%           5%          n/a
   1996                          9,050        0.84%           4.55%             1.40%            4.00%          16%          n/a
   1995                         12,619        0.70%           4.62%             1.18%            4.14%          35%          n/a
   1994                         12,249        0.51%           4.50%             1.19%            3.82%          22%          n/a
   1993                         14,771        0.35%           4.59%             1.38%            3.56%          13%          n/a
   1992(1)                       4,572        0.46%           4.50%             2.72%            2.24%          30%          n/a

---------------------------
FMB DIVERSIFIED EQUITY FUND
---------------------------
   INSTITUTIONAL CLASS
   1997**                      $66,239        1.38%           0.68%             1.38%            0.68%           7%        $0.0779
   1996                         61,857        1.41%           0.74%             1.41%            0.74%           9%         0.0800
   1995                         53,325        1.50%           0.92%             1.50%            0.92%          20%          n/a
   1994                         42,229        1.61%           0.69%             1.61%            0.69%          49%          n/a
   1993                         38,979        1.50%           0.82%             1.53%            0.79%          22%          n/a
   1992(1)                      29,596        1.42%           1.12%             2.05%            0.49%           5%          n/a
   CONSUMER SERVICE CLASS
   1997**                       $8,177        1.63%           0.43%             1.73%            0.33%           7%        $0.0779
   1996                          7,145        1.58%           0.57%             1.76%            0.39%           9%         0.0800
   1995                          5,833        1.50%           0.92%             1.50%            0.92%          20%          n/a
   1994                          4,985        1.61%           0.69%             1.61%            0.69%          49%          n/a
   1993                          5,634        1.50%           0.82%             1.53%            0.79%          22%          n/a
   1992(1)                       3,377        1.64%           0.97%             2.29%            0.32%           5%          n/a


*   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
**  RATIOS FOR THE SIX-MONTH PERIOD ENDED MAY 31, 1997 HAVE BEEN ANNUALIZED.
+ AVERAGE COMMISSION RATE PAID PER SHARE OF EQUITY SECURITY PURCHASES AND SALES DURING THE PERIOD. PRESENTATION OF THE RATE IS ONLY REQUIRED FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.
(1) THE FMB MONEY MARKET, FMB INTERMEDIATE GOVERNMENT INCOME, FMB MICHIGAN TAX-FREE BOND AND FMB DIVERSIFIED EQUITY FUNDS COMMENCED OPERATIONS DECEMBER 2, 1991. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(2) TOTAL RETURN DOES NOT REFLECT APPLICABLE SALES CHARGE.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20 & 21

MAY 31, 1997

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED)
================================================================================

1. ORGANIZATION
FMB Funds, Inc. (the "Company"), established as a Maryland corporation on September 20, 1991, is registered under the Investment Company Act of 1940 as an open-end management company. The Company currently consists of four separate investment portfolios: FMB Money Market Fund, FMB Intermediate Government Income Fund, FMB Michigan Tax-Free Bond Fund and FMB Diversified Equity Fund (collectively, the "Funds"), each with two classes of shares known as the Institutional Class and the Consumer Service Class. Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds:

SECURITY VALUATION -- Investment securities held by the FMB Money Market Fund are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Investment securities of the FMB Intermediate Government Income Fund, FMB Michigan Tax-Free Bond Fund and FMB Diversified Equity Fund which are listed on a securities exchange for which market quotations are readily available, are valued at the last quoted sales price on each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available are valued at the most recently quoted mean between bid and ask price as provided by a pricing service. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Securities for which current market quotations are not readily available are valued at fair value as determined in good faith by the Company's Board of Directors and in accordance with procedures adopted by the Board of Directors.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period, which is calculated using the effective interest method. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provisions for Federal income taxes are required.

DIVIDENDS TO SHAREHOLDERS -- The FMB Money Market Fund, FMB Intermediate Government Income Fund, and FMB Michigan Tax-Free Bond Fund each declares dividends of substantially all of their net investment income daily and pays

                                                                      [FMB LOGO]
                                                                 FMB Funds, Inc.
================================================================================

those dividends monthly. The FMB Diversified Equity Fund declares and pays as a dividend substantially all of its net investment income quarterly. Each Fund will distribute, at least annually, substantially all net capital gains, if any, earned by such Fund. Distributions are recorded on ex-date for shareholders.

NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day separately for each class within each Fund. The maximum offering price per share for the Consumer Services Class shares of the FMB Intermediate Government Income and FMB Michigan Tax-Free Bond Funds is equal to the net assets per share plus a sales load of 4.75%. The maximum offering price per share for the FMB Diversified Equity Fund is equal to the net assets per share plus a sales load of 5.75%.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for Repurchase Agreements are held by each Fund's custodian bank until maturity of the Repurchase Agreements. Provisions of the Agreements and procedures adopted by the Company state that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Company are prorated to the Funds on the basis of relative net assets. The Consumer Service Class bears a class specific 12b-1 fee. Income, other expenses and accumulated realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of relative net asset value each day.

3. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS
FMB-Trust, a wholly-owned subsidiary of First Michigan Bank Corporation, is the Funds' Adviser. First Michigan Bank Corporation is the Funds' sub-adviser. The sub-adviser is paid by the Adviser.

Pursuant to the Investment Advisory Agreements, the Adviser manages the investments of the Funds and continuously reviews, supervises and administers each Fund's investments. The Adviser is responsible for placing orders for the purchase and sale of investment securities directly with brokers and dealers selected at its discretion. The terms of the Investment Advisory Agreements provide for annual fees at the following percentages of average daily net assets.

For the FMB Money Market Fund:

0.35% of first $500 million in average net assets; 0.30% of next $500 million in average net assets; and 0.25% of average net assets over $1 billion.

For the FMB Intermediate Government Income Fund, FMB Michigan Tax-Free Bond Fund, and FMB Diversified Equity Fund: 0.45%, 0.55%, and 1.00% of average daily net assets, respectively.

MAY 31, 1997

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

Banker's Trust Co. serves as custodian (the "Custodian") for the Funds.
Fees of the Custodian are paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Company or which securities are to be purchased or sold in the Funds.

4. ADMINISTRATION AND DISTRIBUTION AGREEMENTS
The Company and SEI Fund Resources ("SFR") are parties to an administration agreement (the "Administrative Agreement") dated March 23, 1996. Under the terms of the Administrative Agreement SFR is entitled to receive an annual fee of 0.20% on the daily average net assets of the Funds. Such fee is computed daily and paid monthly.

The Company and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement dated March 23, 1996. The Company has adopted a Distribution Plan (the "Plan") for those Funds offering Consumer Service shares. The Plan provides for the payment by the Company to the Distributor of up to 0.25% for the FMB Money Market and up to 0.35% for the FMB Intermediate Government Income, FMB Michigan Tax-Free Bond and FMB Diversified Equity Funds per annum of each Fund's Consumer Service Class average daily net assets for costs and expenses of the Distributor in connection with the distribution of Fund shares of the Consumer Service Classes. The Distributor voluntarily waived 0.10% of the distribution fee for the period ended May 31, 1997.

Certain officers of the Company are also officers of SFR and/or the Distributor. Such officers are paid no fees by the Funds.

5. OTHER TRANSACTIONS WITH AFFILIATES
The Company and SFR are parties to a transfer agency and service agreement dated March 23, 1996 under which SFR provides transfer agency services to the Company.

6. CONCENTRATION OF CREDIT RISK
The FMB Michigan Tax-Free Bond Fund invests substantially all of its assets in a portfolio of debt obligations issued by the State of Michigan and its authorities and agencies. The issuers' abilities to meet their obligations may be affected by economic or political developments in the State of Michigan.

7. FEDERAL INCOME TAX STATUS
At November 30, 1996, the FMB Money Market Fund had capital loss carryforwards of $88,000 available through the year 2003 to offset future realized capital gains.

During the fiscal year ended November 30, 1996, the FMB Intermediate Government Income Fund utilized $38,019 of capital loss carryforwards. The Fund has remaining capital loss carryforwards of $391,658 available through the year 2002 and $1,366,912 available through the year 2003 to offset future realized capital gains.

                                                                      [FMB LOGO]
                                                                 FMB FUNDS, INC.
================================================================================
During the fiscal year ended November 30, 1996, the FMB Michigan Tax-Free Bond Fund utilized $13,753 of capital loss carryforwards. The Fund has remaining capital loss carryforwards of $19,764 available through the year 2002 and $81,193 available through the year 2003 to offset future realized capital gains.

During the fiscal year ended November 30, 1996, the FMB Diversified Equity Fund utilized $230,697 of capital loss carryforwards.

8. INVESTMENT TRANSACTIONS
During the six-month period ended May 31, 1997, the cost of security purchases and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

                                             PURCHASES (000)
                                     U.S.
                                  Government       Other       Total
                                  ----------       -----     ---------
FMB Intermediate
  Government Income Fund            $17,931        $1,000     $18,931
FMB Michigan Tax-Free
  Bond Fund                              --         2,187       2,187
FMB Diversified Equity Fund              --         4,464       4,464

                                               SALES (000)
                                     U.S.
                                  Government       Other       Total
                                  ----------       -----     ---------
FMB Intermediate
  Government Income Fund            $16,954        $   --     $16,954
FMB Michigan Tax-Free
  Bond Fund                              --         1,445       1,445
FMB Diversified Equity Fund              --         6,116       6,116

At May 31, 1997 the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial purposes. The aggregate gross unrealized appreciation and depreciation for securities held at May 31, 1997 for each Fund were as follows:

                                 Aggregate     Aggregate
                                   Gross         Gross
                                Appreciation  Depreciation    Net
                                ------------  ------------   ------
AGGREGATE GROSS UNREALIZED
  GAIN (LOSS) (000)
FMB Intermediate
  Government Income Fund           $    702       $793    $    (91)
FMB Michigan Tax-Free
  Bond Fund                           1,044          2       1,041
FMB Diversified Equity Fund          29,076        257      28,819

9. SUBSEQUENT EVENT
Huntington Bancshares Incorporated and First Michigan Bank Corp. announced a proposed merger. Consummation of the merger is subject to approval by both Huntington and First Michigan shareholders as well as approval by bank regulatory authorities.

25
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                                                                     [FMB LOGO]
                                                                 FMB FUNDS, INC.
================================================================================
BOARD OF DIRECTORS

Michael R. Mucciolo*
   Chairman of the Board
   Senior Vice President and Chief Financial Officer, Beverage America, Inc.

Valerie T. Ambrose
   Corporate Director of Community Out Reach, Holland Community Hospital

William K. Anderson*
   Vice President for Business & Finance
   and Treasurer, Hope College

Timothy C. Morawski
   General Manager, Board of Public Works,
   City of Holland, Michigan

*Member of Audit Committee

OFFICERS

David G. Lee
   President & Chief Executive Officer

Carol Rooney
   Controller, Treasurer & Chief Financial Officer

Todd Cipperman
   Vice President & Secretary

Kathryn L. Stanton
   Vice President & Assistant Secretary

Kevin P. Robins
   Vice President & Assistant Secretary

Sandra K. Orlow
   Vice President & Assistant Secretary

Barbara Nugent
   Vice President & Assistant Secretary

Marc Cahn
   Vice President & Assistant Secretary

[FMB LOGO]
FMB FUNDS, INC.
================================================================================
SEMI-ANNUAL REPORT (Unaudited)
MAY 31, 1997

FMB FUNDS, INC.
P.O. Box 8526
Boston, MA 02266-8526
(800) 453-4234

INVESTMENT ADVISER
FMB--Trust
One Financial Plaza
Holland, MI 49423

INVESTMENT SUB-ADVISER
First Michigan Bank Corporation
One Financial Plaza
Holland, MI 49423

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

ADMINISTRATOR
SEI Fund Resources
Oaks, PA 19456

CUSTODIAN
Banker's Trust Co.
One Banker's Trust Plaza
New York, NY 10006

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
30 South Seventeenth Street
Philadelphia, PA 19103

LEGAL COUNSEL
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

This report is for the information of the shareholders of the FMB Funds, Inc. Its use in connection with any offering of the Funds' shares is authorized only in case of a concurrent or prior delivery of the Funds' current prospectus.